Fees Summary	Mar. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,902,000.00
Previously Paid Amount	0.00
Total Fee Amount	400.77
Total Offset Amount	0.00
Net Fee	400.77
Narrative - Max Aggregate Offering Price	$ 2,902,000.00
Final Prospectus	true